Income Tax - Additional Information (Details)	6 Months Ended
Jun. 30, 2021 EUR (€)
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Income tax rate	16.50%
United States of America
Major Components Of Tax Expense Income [Line Items]
Income tax rate	21.00%
Withholding tax rate	30.00%
New Jersey
Major Components Of Tax Expense Income [Line Items]
Income tax rate	11.50%
Ireland
Major Components Of Tax Expense Income [Line Items]
Income tax rate	12.50%
Withholding tax rate	25.00%
Non-trading tax rate	25.00%
China
Major Components Of Tax Expense Income [Line Items]
Income tax rate	25.00%
Withholding tax rate	10.00%
Netherlands
Major Components Of Tax Expense Income [Line Items]
Income tax rate	25.00%
Withholding tax rate	15.00%
Income tax rate	16.50%
Taxable income	€ 200,000